INCOME TAX (EXPENSE)/CREDIT	12 Months Ended
Dec. 31, 2025
Disclosure of income tax credit [Abstract]
INCOME TAX (EXPENSE)/CREDIT
7.	INCOME TAX (EXPENSE)/CREDIT

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Current tax expense/(credit)
Irish Corporation tax	(154)	21	-
Foreign taxes (a)	290	254	462
Adjustment in respect of prior years	329	10	(198)

Total current tax expense/(credit)	465	285	264

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(266)	(41)	(547)
Origination and reversal of net operating losses (see Note 14)	-	242	224

Total deferred tax (credit)/charge	(266)	201	(323)

Total income tax charge/(credit) on continuing operations in statement of operations	199	486	(59)

Tax charge on discontinued operations (see Note 8)	-	-	-

Total tax charge/(credit)	199	486	(59)

(a)	In 2025, the foreign taxes relate primarily to USA and Canada.

(b)

In 2025, there was a deferred tax credit of US$28,000 (2024: credit of US$43,000) (2023: charge of US$174,000) recognised in respect of Ireland and a deferred tax credit of US$238,000 (2024: charge of US$244,000) (2023: credit of US$497,000) recognised in respect of overseas tax jurisdictions.

Effective tax rate	December 31, 2025	December 31, 2024	December 31, 2023
Loss before taxation – continuing operations (US$‘000)	(37,177)	(30,730)	(36,927)
As a percentage of loss before tax:
Current tax %	(1.25)%	(0.93)%	(0.72)%
Total (current and deferred) %	(0.54)%	(1.58)%	(0.16)%

The following table reconciles the applicable Republic of Ireland statutory tax rate to the effective total tax rate for the Group:

	December 31, 2025	December 31, 2024	December 31, 2023
Irish corporation tax	(12.50)%	(12.50)%	(12.50)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	20.86%	15.89%	17.19%
Effect of tax rates on overseas earnings	(10.97)%	6.63%	(7.82)%
Effect of Irish income taxable at higher tax rate	3.84%	(4.09)%	2.62%
Adjustments in respect of prior years	0.89%	0.04%	(0.53)%
R&D tax credits	(0.46)	-	-
Other items (b)	(2.20)%	(7.55)%	0.88%

Effective tax rate	(0.54)%	(1.58)%	(0.16)%

(a)

No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)	Other items comprise items not chargeable to tax and expenses not deductible for tax purposes.

The distribution of loss before taxes by geographical area was as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	(12,490)	(17,296)	(12,922)
Rest of World – Other	(327)	(315)	(104)
Americas	(24,360)	(13,119)	(23,901)

	(37,177)	(30,730)	(36,927)

At December 31, 2025, the Group had unutilised net operating losses for continuing operations as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	102,751	107,093	69,851
Rest of World – Other	51,678	52,852	52,511
Americas	26,707	22,866	13,840

	181,136	182,811	136,202

At December 31, 2025, the Group had unrecognised deferred tax assets in respect of unused tax losses and unused tax credits as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland – unused tax losses	13,725	13,275	8,464
Rest of World – Other – unused tax losses	14,465	14,777	14,701
Americas – unused tax losses	2,149	2,149	3,395
Americas – unused tax credits	6,813	5,702	5,806

Unrecognised deferred tax asset	37,152	35,903	32,366

The accounting policy for deferred tax is to calculate the deferred tax asset that is deemed recoverable, considering all sources for future taxable profits. The deferred tax assets in the above table have not been recognised due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised. When there is a reversing deferred tax liability in that jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.